Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details)	12 Months Ended
Mar. 31, 2026
Mr. Ching Tim Hoi (“Mr. Ching”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Executive Officer and a director of the Company, Director of Pure Beauty, Director of Raytech Holdings Company Limited, and Executive Director of Zhongshan Raytech. Mr. Ching ceased to be the controlling shareholder of the Company during the year ended March 31, 2026 following disposals of shares in August 2025 and February 2026 (beneficial ownership of approximately 2.26% per his Schedule 13D/A, approximately 1.05% following the June 2026 registered direct offering), and ceased to be Chairman of the Board on April 15, 2026.
Zhongshan Raytech Electric Appliances Manufacturing Company Limited (“Zhongshan Raytech”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	An entity controlled by Mr. Ching
Raytech Holdings Company Limited
Related Party Transaction [Line Items]
Relationship to the Company	An entity controlled by Mr. Ching, from which the Company leases its principal executive office.
Mr. Ling Chun Yin (“Mr. Ling”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Director of the Company (resigned on January 2, 2026)
Ms. Wang Yafeng [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Former shareholder of Worry free and holder of the promissory note issued by Raytech Innovation
Yuan Chun Holding Co. [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A substantial shareholder of the Company (approximately 9.6% of the Ordinary Shares), controlled by Mr. Wang Tao
Mr. Peng Yi [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Director of Raytech Innovation Limited
Mr. Liu Zhiwei / Chunda International Capital Management Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Beneficial owner of approximately 17.9% of the Ordinary Shares since February 2026 per Schedule 13D (approximately 8.31% of the enlarged share capital following the June 2026 registered direct offering).